Expense Example (Invesco V.I. Balanced-Risk Allocation Fund, Series II shares, Invesco V.I. Balanced-Risk Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Balanced-Risk Allocation Fund | Series II shares, Invesco V.I. Balanced-Risk Allocation Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 101
3 Years	$ 385